Estimated unrecognized deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,419
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 19 days
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	41
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	166
Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	4
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	210
Capital Opportunity Facility (COF)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	5
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	231
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	762
Bank
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,406
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 19 days
Bank | Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	41
Bank | Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	158
Bank | Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	4
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	210
Bank | Capital Opportunity Facility (COF)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	5
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	229
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	759